Reconciliation Between U.S. Gaap And Ifrs - Schedule of quantify the effect of the U.S. GAAP to IFRS (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Equity	R$ 17,796,506	R$ 22,895,811	R$ (13,512,523)
Net income (loss) for the year	(9,095,107)	24,615,555	(6,656,162)
Deferred income tax	R$ (69,041)	(3,159,241)	192,542
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity		29,199,496	(9,684,061)
Impairment of long-lived assets		0
Net income (loss) for the year		27,393,837	(4,027,661)
As Per IFRS [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity		22,895,811	(13,512,522)
Impairment of long-lived assets		(1,226,125)	(1,084,707)
Business combinations prior to January 1, 2009		44,981	40,859
Pension plans and other post-retirement benefits		(689,574)	(1,598,792)
Capitalization of interest, net of amortization		60,928	62,711
Provision for onerous contracts		(4,493,895)
Settlement of judicial reorganization			1,331,016
Deferred income tax			(2,579,548)
Net income (loss) for the year		24,615,555	(6,656,162)
Impairment of long-lived assets		(141,418)	5,526,563
Business combinations prior to January 1, 2009		4,122	4,313
Pension plans and other post-retirement benefits		(115,080)	(197,700)
Capitalization of interest, net of amortization		(1,780)	(9,322)
Provision for onerous contracts		(4,493,895)
Settlement of judicial reorganization		(1,331,016)	(6,502,746)
Deferred income tax		R$ 3,300,785	R$ (1,449,609)